A.B. KORELIN & ASSOCIATES INC.

17404 163rd Place SE

Phone:  206-219-3820

Renton, Washington  98058

Fax:  206-232-1196

Mellissa Duru

Division of Corporate Finance

United States Securities and Exchange Commission

Washington, D.C. 20546

For Strathmore Minerals Corp, we hereby submit Strathmore’s 20-F Registration Statement Amendment #1, additional exhibits, and the Response to Staff Comments letter.

To respond to this filing, please contact myself at the numbers above, or Patrick Groening, Chief Financial Officer of Strathmore, by phone at (250) 868-8445, or by fax at (250) 868-8493.

Sincerely,

/s/ Steven Taylor

Steven Taylor

A.B. Korelin & Associates